Commitments (Details Narrative) - USD ($)		1 Months Ended		11 Months Ended	12 Months Ended
	Jun. 15, 2015	Apr. 30, 2015	Jul. 31, 2014	Mar. 31, 2015	Mar. 31, 2016
Annual rent				$ 19,613	$ 66,556
Employment Agreements [Member] | 2015 Stock Incentive Plan [Member] | Restricted Stock [Member]
Expiration period	4 years
Employment Agreements [Member] | 2015 Stock Incentive Plan [Member] | Restricted Stock [Member] | Repurchase Option On 50% Of Shares [Member]
Vesting period	2 years
Employment Agreements [Member] | 2015 Stock Incentive Plan [Member] | Restricted Stock [Member] | Repurchase Option On 25% Of Shares [Member] | Minimum [Member]
Vesting period	3 years
Employment Agreements [Member] | 2015 Stock Incentive Plan [Member] | Restricted Stock [Member] | Repurchase Option On 25% Of Shares [Member] | Maximum [Member]
Vesting period	4 years
Employment Agreements [Member] | Jeffrey B. Shealy [Member]
Base salary	$ 150,000
Agreement term	3 years
Description of renewal agreement term	Automatically renewed for successive one-year periods unless terminated by either party on at least 30 days’ written notice prior to the end of the then-current term.
24 - Month Lease Agreement [Member] | Office Space [Member] | Cornelius, North Carolina [Member]
Annual rent			$ 24,000
24 - Month Lease Agreement [Member] | Office Space [Member] | Huntersville, North Carolina [Member]
Lease term		3 years
Lease monthly expense		$ 3,800
Operating leases amount deposits		$ 10,000
Description of lease terms		The original lease for the existing office space had 14 months remaining on the existing two-year agreement.
Termination fee		$ 16,000